COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 23. COMMITMENTS AND CONTINGENCIES

Commitments

(a) Operating Leases

We rent certain properties which are used as office premises under lease agreements that expire at various dates through 2021. The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2017:

(in US$ thousands)	Amount
2018	$499
2019	456
2020	438
2021	73
$1,466

Rental expense for operating leases amounted to $909 thousand, $821 thousand and $577 thousand for the years ended December 31, 2015, 2016 and 2017, respectively.

Upon adoption of ASU 2016-02 as of January 1, 2019 using a modified retrospective transition approach, we expect that most of our operating lease commitments will be subject to the new standard and recognized as lease liabilities and right-of-use assets, which will increase the total assets and total liabilities we report.

(b) License Agreements

We have contractual obligations under various license agreements to pay the licensors license fees and minimum guarantees against future royalties. The following table summarizes the committed license fees and minimum guarantees against future royalties set forth in our significant license agreements as of December 31, 2017.

(in US$ thousands)	License fees	Minimum guarantees against future royalties	Total
Minimum required payments:
In 2018	$60	$400	$460
After 2018	—	—	—
	$60	$400	$460

The minimum guarantees against future royalties and license fees are generally not required to be paid until the licensed games are commercially released or until certain milestones are achieved, as stipulated in the individual license agreements.

Contingencies

We are subject to legal proceedings and claims that arise in the normal course of business.

On January 15, 2018, Ennoconn Corporation (“Ennoconn”) filed a complaint against one of our subsidiaries, GigaMedia Cloud Services Co., Ltd. (“GigaMedia Cloud”) in the Taiwan Taipei District Court. The complaint alleged that GigaMedia Cloud is obligated to pay Ennoconn the amount totally NTD 79,477,648 (around $2,697,471) to compensate their loss pursuant to certain documents in connection with purchasing taximeters signed in 2015. GigaMedia Cloud filed an answer to the complaint denying all their allegations in the lack of factual and legal basis on March 1, 2018. The Company believes these claims to be without merit and will defend them vigorously. Due to the early stage in the ligation process, we are unable to assess the likelihood of the claim and the amount of potential damages. However, we believe the ultimate result with respect to this claim will not have a material adverse effect on our financial condition, results of operations or cash flows.